Long-term debt and capital lease obligations - Convertible bonds (Details) - EUR (€) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Sep. 19, 2014
Debt
Face amount	€ 6,717,445	€ 7,613,633
Average interest rate (as a percent)	4.19%	4.64%	4.48%
Equity-neutral convertible bonds
Debt
Face amount				€ 400,000
Average interest rate (as a percent)				1.125%
Conversion price				€ 73.4408
Amortization of cost of options and other offering costs	€ 13,016
Interest rate including amortization for options and other offering costs (as a percent)	2.611%